Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management [Abstract]
Schedule of carrying amounts of financial assets and financial liabilities
	December 31,	December 31,
	2022	2021
Financial assets
At amortized cost
Cash and cash equivalents	15,395	984,191
Other non-current financial assets	194,263	199,105
Trade receivables	6,525	21,746
Other receivables	—	255,187
At fair value through profit and loss
Derivative financial instruments	270,176	—
Total financial assets	486,359	1,460,229

Financial liabilities
At amortized cost
Trade and other payables	4,914,404	3,697,723
Accrued expenses	1,977,614	1,048,575
Loan	5,869,797	—
Non-current lease liabilities	343,629	461,485
Current lease liabilities	117,856	114,251
At fair value through profit and loss
Derivative financial instruments	—	1,233
Total financial liabilities	13,223,300	5,323,267

Schedule of analysis the remaining contractual maturities of financial liabilities
	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2022
Trade and other payables	4,914,404	4,914,404	—	—	4,914,404
Accrued expenses	1,977,614	1,977,614	—	—	1,977,614
Loan and borrowings	5,869,797	5,759,877	357,192	—	6,117,069
Non-current lease liabilities	343,629	—	130,200	227,850	358,050
Current lease liabilities	117,856	32,550	97,650	—	130,200
Derivative financial instruments	—	—	—	—	—
Total	13,223,300	12,684,445	585,042	227,850	13,497,337

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2021
Trade and other payables	3,697,723	3,697,723	—	—	3,697,723
Accrued expenses	1,048,575	1,048,575	—	—	1,048,575
Loan and borrowings	—	—	—	—	—
Non-current lease liabilities	461,485	—	130,200	358,050	488,250
Current lease liabilities	114,251	32,550	97,650	—	130,200
Derivative financial instruments	1,233	—	—	1,233	1,233
Total	5,323,267	4,778,848	227,850	359,283	5,365,981

Schedule of fair value measurement of assets and liabilities and valuation techniques
Fair values as at
Financial assets / liabilities	December 31, 2022	December 31, 2021	Fair value hierarchy	Valuation technique(s) and key input(s)
Derivative fiinancial	Liability	Liability	Level 2	Black-Scholes option pricing model
liabilities – Warrants from public offerings	—	1,233
The share price is determined by Company’s NASDAQ quoted price.
The strike price and maturity are defined by the contract. The volatility assumption is driven by Company’s historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial liabilities – Embedded Derivatives FiveT Convertible Loan	—	—	Level 3

Black-Scholes option pricing model

The valuation is based on input parameters classified as level 3. Input parameters include the historical volatility of AMHL shares, risk-free rate, expected remaining life, expected exercise date and share prices of AMHL at valuation dates.

Derivative financial asset - Option LPC purchase agreement	Asset 270,176	Asset —	Level 3

The fair value is equal to the price paid to the counterparty for obtaining the right under the purchase agreement. The price paid corresponds to the fair value of 50,000 commitment shares issued to LPC as consideration for its commitment to purchase our common shares under the purchase agreement.

Subsequent, the fair value is adjusted proportionally for the part of the right consumed.

Schedule of reasonably alternative assumptions for the valuation of the option component of the convertible loan
	Dec 31, 2022		Dec 31, 2021
	Increase/Decrease in volatility assumption	Effect on result before taxes on CHF	Increase/Decrease in volatility assumption	Effect on result before taxes on CHF
Change in volatility	+5%	—	—	—
	-5%	—	—	—

Schedule of fair value measurement of derivative financial instrument
			Non-cash changes
		Financing	Fair
		Cash	value	Other
	01.01.2022	Flows 1)	revaluation	changes 2)	31.12.2022
Derivative financial instrument	1,233	—	(1,233)	—	—
Loans	—	6,038,627	—	(168,830)	5,869,797
Lease liabilities	575,736	(130,200)	—	15,949	461,485
Total	576,969	5,908,427	(1,233)	(152,881)	6,331,282

			Non-cash changes
		Financing	Fair
		Cash	value	Other
	01.01.2021	Flows 1)	revaluation	changes 2)	31.12.2021
Derivative financial instrument	316,757	—	410,918	(726,442)	1,233
Loans	523,920	(50,000)	—	(473,920)	—
Lease liabilities	—	(21,700)	—	597,436	575,736
Total	840,677	(71,700)	410,918)	(602,926)	576,969

1)	The financing cash flows are from loan borrowings or loan and lease repayments.

2)	Other non-cash changes include conversion of convertible loan including de-recognition of embedded derivative and initial recognition of lease liability.

Schedule of carrying amount of each financial asset in the consolidated statement of financial position
	December 31,	December 31,
	2022	2021
Financial assets
Cash and cash equivalents	15,395	984,191
Other non-current financial assets	194,263	199,105
Trade receivables	6,525	21,746
Other receivables	—	255,187
Total	216,183	1,460,229

Schedule of quantitative data about the exposure of financial assets and liabilities to currency risk
	2022			2021
in CHF	USD	EUR	AUD	USD	EUR	AUD
Cash and cash equivalents	1,791	3,462	—	388,950	539,474	—
Trade and other receivables	1,523,292	91,864	879,531	1,436,086	26,843	1,274,271
Trade and other payables	(1,086,206)	(1,452,883)	—	(104,676)	(2,615,791)	—
Accrued expenses	(220,616)	(299,435)	—	(163,823)	(295,467)	—
Net statement of financial position exposure -asset/(liability)	218,261	(1,656,992)	879,531	1,556,537	(2,344,941)	1,274,271